RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended
	Nov. 04, 2024	Oct. 19, 2022	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024	Oct. 31, 2022
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures			$ 667,707		$ 667,707
Contract with Customer, Liability, Current			0		703,500
Revenues			1,200,830	$ 511,308
Gross Profit			120,205	$ 104,082
Rykor Energy Solutions [Member]
Related Party Transaction [Line Items]
Contract with Customer, Liability, Current					703,500
Prepaid Expense and Other Assets, Current					670,000
Revenues			703,500
Cost of Revenue			670,000
Gross Profit			33,500
ROC Digital Mining I, LLC [Member]
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures			667,707
Joint Venture Arrangement [Member] | ROC Digital Mining I, LLC [Member]
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures						$ 987,429
[custom:NoteReceivable-0]			$ 592,870		655,277
Investment Interest Rate			30.00%
Joint Venture Arrangement [Member] | ROC Digital Mining I, LLC [Member] | Immersion Containers [Member]
Related Party Transaction [Line Items]
[custom:NoteReceivable-0]			$ 592,870			$ 1,200,000
Investment Interest Rate						5.00%
Loc Agreement 2022 [Member]
Related Party Transaction [Line Items]
Line of credit facility		$ 1,000,000
Line of credit interest rate		12.00%
Borrowings	$ 2,300,000
Extension fee	25,000
Line of credit	250,000
Net new financing amount	$ 450,000
Amount of principal			1,875,000		1,625,000
Interest payable			$ 376,321		$ 315,609
Loc Agreement 2022 [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon convertion	11,500,000
Loc Agreement 2022 [Member] | Series B Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued upon convertion	2,300
Number of shares purchased, shares	200
Number of shares purchased, value	$ 200,000